Commitments and Contingencies, textual (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Environmental Remediation Obligations [Abstract]
Insurance Coverage For Pollution	$ 1,000,000
Supplemental Calls Review Period	3 years
Unrecorded Unconditional Purchase Obligation [Abstract]
Unrecorded Unconditional Purchase Obligation	$ 83,487